17. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 30, 2016
Stock Issued for Services - Related Party			$ 27,000	$ 27,000	$ 69,603	$ 69,603
Stock Issued for Director Services, value			112,500	112,500	172,916	172,916
Shares Issued for Loan Guaranty - Related Party			68,078	68,078	22,123	22,123
Stock Issued for Cash			2,345,000	2,345,000	1,820,000	1,820,000
Repayment of convertible note	$ 6,000	$ 6,000	40,000		0
Convertible Note Payable - Related Parties	160,000		197,616		724,616
Accrued interest	$ 174,506		175,953		235,776
Stock issued for services, value			2,250	$ 2,250	150,000	$ 150,000
Three Directors [Member]
Stock issued for services, shares	1,125,000
Stock issued for services, value	$ 168,750
GreenCore Capital [Member]
Payments on related party note			54,000		69,500
Stock Issued for Services - Related Party			$ 27,000		$ 69,603
Stock Issued for Services - Related Party (Shares)			180,000		464,115
Accounts payable - related party					$ 27,000
Keshif Ventures LLC [Member]
Shares Issued for Loan Guaranty - Related Party			$ 68,078		$ 22,123
Shares Issued for Loan Guaranty - Related Party (Shares)			453,857		147,493
Stock Issued for Cash			$ 200,000		$ 500,000
Stock Issued for Cash (Shares)			1,333,333		3,333,333
Wheatley [Member]
Convertible Note Payable - Related Parties	147,500
Accrued interest	15,769
Stock Issued for Services [Member] | GreenCoreCapitalLLCMember
Stock Issued for Services - Related Party			$ 27,000		$ 69,603
Stock Issued for Services - Related Party (Shares)			180,000		464,115
Loan and Security Agreement [Member] | Keshif Ventures, LLC [Member]
Shares Issued for Loan Guaranty - Related Party			$ 68,078		$ 22,123
Shares Issued for Loan Guaranty - Related Party (Shares)			453,857		147,493
Directors [Member]
Stock Issued for Director Services (Shares)			750,000		1,152,776
Investor Relations [Member]
Stock issued for services, shares					1,000,000
Stock issued for services, value					$ 150,000
Evey Note [Member] | Convertible Notes Payable [Member]
Convertible Note Payable - Related Parties			$ 62,616
Wheatley Note [Member]
Convertible Note Payable - Related Parties	$ 160,000
Deferred Bonus		$ 35,000